Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Securitizations and Variable Interest Entities (Tables) [Abstract]
Assets and Liabilities associated with Variable Interest entities

			Transfers that
	VIEs that we	VIEs	we account
	do not	that we	for as secured
(in millions)	consolidate	consolidate	borrowings		Total

December 31, 2012

Cash	$-	260		30	290
Trading assets	1,902	114		218	2,234
Securities available for sale (1)	19,900	2,772		14,848	37,520
Mortgages held for sale	-	469		-	469
Loans	9,841	10,553		7,088	27,482
Mortgage servicing rights	11,114	-		-	11,114
Other assets	4,993	457		161	5,611
Total assets	47,750	14,625		22,345	84,720
Short-term borrowings	-	2,059	(2)	13,228	15,287
Accrued expenses and other liabilities	3,441	901	(2)	20	4,362
Long-term debt	-	3,483	(2)	6,520	10,003
Total liabilities	3,441	6,443		19,768	29,652
Noncontrolling interests	-	48		-	48
Net assets	$44,309	8,134		2,577	55,020

December 31, 2011

Cash	$-	321		11	332
Trading assets	3,723	293		30	4,046
Securities available for sale (1)	21,708	3,332		11,671	36,711
Mortgages held for sale	-	444		-	444
Loans	11,404	11,967		7,181	30,552
Mortgage servicing rights	12,080	-		-	12,080
Other assets	4,494	1,858		137	6,489
Total assets	53,409	18,215		19,030	90,654
Short-term borrowings	-	3,450	(2)	10,682	14,132
Accrued expenses and other liabilities	3,350	1,138	(2)	121	4,609
Long-term debt	-	4,932	(2)	6,686	11,618
Total liabilities	3,350	9,520		17,489	30,359
Noncontrolling interests	-	61		-	61
Net assets	$50,059	8,634		1,541	60,234

  Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.
  Includes the following VIE liabilities at December 31, 2012, and December 31, 2011, respectively, with recourse to the general credit of Wells Fargo: Short-term borrowings, $2.1 billion and $3.4 billion; Accrued expenses and other liabilities, $767 million and $963 million; and Long-term debt, $29 million and $30 million.

Transactions with Variable Interest Entity

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2012
		Carrying value - asset (liability)
Residential mortgage loan
securitizations:
Conforming	$1,268,494	3,620	10,336	-	(1,690)	12,266
Other/nonconforming	49,794	2,188	284	-	(53)	2,419
Commercial mortgage securitizations	168,126	7,081	466	404	-	7,951
Collateralized debt obligations:
Debt securities	6,940	13	-	471	144	628
Loans (2)	8,155	7,962	-	-	-	7,962
Asset-based finance structures	10,404	7,155	-	(104)	-	7,051
Tax credit structures	20,098	5,180	-	-	(1,657)	3,523
Collateralized loan obligations	6,641	1,439	-	1	-	1,440
Investment funds	4,771	49	-	-	-	49
Other (3)	10,401	977	28	14	1	1,020
Total	$1,553,824	35,664	11,114	786	(3,255)	44,309

		Maximum exposure to loss
Residential mortgage loan
securitizations:
Conforming		$3,620	10,336	-	5,061	19,017
Other/nonconforming		2,188	284	-	353	2,825
Commercial mortgage securitizations		7,081	466	446	-	7,993
Collateralized debt obligations:
Debt securities		13	-	471	144	628
Loans (2)		7,962	-	-	-	7,962
Asset-based finance structures		7,155	-	104	1,967	9,226
Tax credit structures		5,180	-	-	247	5,427
Collateralized loan obligations		1,439	-	1	261	1,701
Investment funds		49	-	-	27	76
Other (3)		977	28	318	119	1,442
Total		$35,664	11,114	1,340	8,179	56,297

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					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2011
		Carrying value - asset (liability)
Residential mortgage loan securitizations:
Conforming	$1,135,629	4,682	11,070	-	(975)	14,777
Other/nonconforming	61,461	2,460	353	1	(48)	2,766
Commercial mortgage securitizations	179,007	7,063	623	349	-	8,035
Collateralized debt obligations:
Debt securities	11,240	1,107	-	193	-	1,300
Loans (2)	9,757	9,511	-	-	-	9,511
Asset-based finance structures	9,606	6,942	-	(130)	-	6,812
Tax credit structures	19,257	4,119	-	-	(1,439)	2,680
Collateralized loan obligations	12,191	2,019	-	40	-	2,059
Investment funds	6,318	-	-	-	-	-
Other (3)	18,717	1,896	34	190	(1)	2,119
Total	$1,463,183	39,799	12,080	643	(2,463)	50,059

		Maximum exposure to loss
Residential mortgage loan securitizations:
Conforming		$4,682	11,070	-	3,657	19,409
Other/nonconforming		2,460	353	1	295	3,109
Commercial mortgage securitizations		7,063	623	538	-	8,224
Collateralized debt obligations:
Debt securities		1,107	-	874	-	1,981
Loans (2)		9,511	-	-	-	9,511
Asset-based finance structures		6,942	-	130	1,504	8,576
Tax credit structures		4,119	-	-	-	4,119
Collateralized loan obligations		2,019	-	41	523	2,583
Investment funds		-	-	-	41	41
Other (3)		1,896	34	903	150	2,983
Total		$39,799	12,080	2,487	6,170	60,536

  Includes total equity interests of $5.8 billion and $4.5 billion at December 31, 2012 and 2011, respectively. The December 31, 2011 equity interests balance has been revised to include tax credit structures, which are all equity interests. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.
  Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current, and over 83% and 88% were rated as investment grade by the primary rating agencies at December 31, 2012 and 2011, respectively. These senior loans are accounted for at amortized cost and are subject to the Company's allowance and credit charge-off policies.
  Includes structured financing, student loan securitizations, auto loan and lease securitizations and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.

Cash flows with securitization trusts

	Year ended December 31,
	2012		2011		2010
		Other		Other		Other
	Mortgage	financial	Mortgage	financial	Mortgage	financial
(in millions)	loans	assets	loans	assets	loans	assets
Sales proceeds from securitizations (1)	$535,372	-	337,357	-	374,488	-
Servicing fees	4,433	10	4,401	11	4,316	34
Other interests held	1,767	135	1,779	263	1,786	442
Purchases of delinquent assets	62	-	9	-	25	-
Net servicing advances	226	-	29	-	49	-

  Represents cash flow data for all loans securitized in the period presented.

Key Assumptions To Measure Mortgage Servicing Assets At Date Of Securitization

	Residential mortgage
	servicing rights
	2012	2011	2010
Year ended December 31,
Prepayment speed (1)	13.4%	12.8	13.5
Discount rate	7.3	7.7	5.4
Cost to service ($ per loan) (2)	$151	146	151

  The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.
  Includes costs to service and unreimbursed foreclosure costs.

Key Assumptions To Measure Mortgage Servicing Rights And Other Interests Held At Balance Sheet Date

		Other interests held
	Residential
	mortgage	Interest-	Consumer		Commercial (2)
	servicing	only	Subordinated	Senior	Subordinated	Senior
($ in millions, except cost to service amounts)	rights (1)	strips	bonds	bonds	bonds	bonds
Fair value of interests held at December 31, 2012	$11,538	187	40	-	249	982
Expected weighted-average life (in years)	4.8	4.1	5.9	-	4.7	5.3

Key economic assumptions:
Prepayment speed assumption (3)	15.7%	10.6	6.8	-
Decrease in fair value from:
10% adverse change	$869	5	-	-
25% adverse change	2,038	12	-	-

Discount rate assumption	7.4%	16.9	8.9	-	3.5	2.2
Decrease in fair value from:
100 basis point increase	$562	4	2	-	12	43
200 basis point increase	1,073	8	4	-	21	84

Cost to service assumption ($ per loan)	219
Decrease in fair value from:
10% adverse change	615
25% adverse change	1,537

Credit loss assumption			0.4%	-	10.0	-
Decrease in fair value from:
10% higher losses			$-	-	12	-
25% higher losses			-	-	19	-

Fair value of interests held at December 31, 2011	$12,918	230	45	321	240	852
Expected weighted-average life (in years)	5.1	4.6	6.1	5.6	5.3	4.4

Key economic assumptions:
Prepayment speed assumption (3)	14.8%	10.7	6.9	13.9
Decrease in fair value from:
10% adverse change	$895	6	-	2
25% adverse change	2,105	15	1	4

Discount rate assumption	7.1%	15.6	11.9	7.1	3.8	2.4
Decrease in fair value from:
100 basis point increase	$566	6	2	12	9	31
200 basis point increase	1,081	12	4	24	18	59

Cost to service assumption ($ per loan)	218
Decrease in fair value from:
10% adverse change	582
25% adverse change	1,457

Credit loss assumption			0.5%	4.5	10.7	-
Decrease in fair value from:
10% higher losses			$-	1	8	-
25% higher losses			-	2	18	-

  December 31, 2011, has been revised to report only the sensitivities for residential mortgage servicing rights. See narrative following this table for a discussion of commercial mortgage servicing rights.
  “Other interests held” has been expanded to include retained interests from commercial securitizations. Prepayment speed assumptions do not significantly impact the value of commercial mortgage securitization bonds as the underlying commercial mortgage loans experience significantly lower prepayments due to certain contractual restrictions, impacting the borrower's ability to prepay the mortgage.
  The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

Principal Balances - Off-Balance Sheet Securitized Loans

					Net charge-offs
	Total loans		Delinquent loans		Year ended
	December 31,		December 31,		December 31,
(in millions)	2012	2011	2012	2011	2012	2011
Commercial:
Real estate mortgage	$128,564	137,121	12,216	11,142	541	569
Total commercial	128,564	137,121	12,216	11,142	541	569
Consumer:
Real estate 1-4 family first mortgage	1,283,504	1,171,666	21,574	24,235	1,170	1,506
Real estate 1-4 family junior lien mortgage	1	2	-	-	-	16
Other revolving credit and installment	2,034	2,271	110	131	-	-
Total consumer	1,285,539	1,173,939	21,684	24,366	1,170	1,522
Total off-balance sheet securitized loans (1)	$1,414,103	1,311,060	33,900	35,508	1,711	2,091

At December 31, 2012 and 2011, the table includes total loans of $1.3 trillion and $1.2 trillion, respectively, and delinquent loans of $17.4 billion and $19.7 billion, respectively for FNMA, FHLMC and GNMA. Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.

Transactions With Consolidated Variable Interest Entities

		Carrying value
	Total		Third
	VIE	Consolidated	party	Noncontrolling	Net
(in millions)	assets	assets	liabilities	interests	assets
December 31, 2012

Secured borrowings:
Municipal tender option bond securitizations	$16,782	15,130	(13,248)	-	1,882
Commercial real estate loans	975	975	(696)	-	279
Residential mortgage securitizations	5,757	6,240	(5,824)	-	416
Total secured borrowings	23,514	22,345	(19,768)	-	2,577
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	8,633	7,707	(2,933)	-	4,774
Multi-seller commercial paper conduit	2,059	2,036	(2,053)	-	(17)
Auto loan securitizations	-	-	-	-	-
Structured asset finance	71	71	(17)	-	54
Investment funds	1,837	1,837	(2)	-	1,835
Other	3,454	2,974	(1,438)	(48)	1,488
Total consolidated VIEs	16,054	14,625	(6,443)	(48)	8,134
Total secured borrowings and consolidated VIEs	$39,568	36,970	(26,211)	(48)	10,711
December 31, 2011

Secured borrowings:
Municipal tender option bond securitizations	$14,168	11,748	(10,689)	-	1,059
Commercial real estate loans	1,168	1,168	(1,041)	-	127
Residential mortgage securitizations	5,705	6,114	(5,759)	-	355
Total secured borrowings	21,041	19,030	(17,489)	-	1,541
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	11,375	10,244	(4,514)	-	5,730
Multi-seller commercial paper conduit	2,860	2,860	(2,935)	-	(75)
Auto loan securitizations	163	163	(143)	-	20
Structured asset finance	124	124	(16)	-	108
Investment funds	2,012	2,012	(22)	-	1,990
Other	3,432	2,812	(1,890)	(61)	861
Total consolidated VIEs	19,966	18,215	(9,520)	(61)	8,634
Total secured borrowings and consolidated VIEs	$41,007	37,245	(27,009)	(61)	10,175